                                                                                                                                                 May 5, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re:     Western Reserve Life Assurance Co. of Ohio
               WRL Series Life Account
               Freedom Equity Protector (File No. 33-31140)

     Filer CIK No.: 0000778209

Dear Sir or Madam:

     On behalf of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and the WRL Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the forms of Prospectus and Statement of Additional Information for certain deferred variable life policies offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the forms of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 29, 2009 via EDGAR.

                                                                                                                                                  Sincerely,

                                                                                                                /s/ Gayle A. Morden

                                                                                                               Gayle A. Morden

                                                                                                                                                  Compliance Manager

Attachment
cc:   Arthur D. Woods
       Mary Jane Wilson-Bilik, Esq.

       Priscilla Hechler